UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ®
Equity-Income II Fund
Equity-Income II
Class K

August 31, 2011

1.805774.107

EII-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.7%
Denso Corp.	273,500	$ 8,743
Denso Corp. sponsored ADR	240,700	3,863
Johnson Controls, Inc.	558,164	17,794
		30,400
Automobiles - 1.1%
Harley-Davidson, Inc.	768,258	29,701
Honda Motor Co. Ltd. sponsored ADR	495,200	16,079
Winnebago Industries, Inc. (a)(d)	544,000	4,270
		50,050
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	319,812	36
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,525,600	23,067
Household Durables - 2.2%
KB Home	276,700	1,823
Lennar Corp. Class A	562,700	8,272
Newell Rubbermaid, Inc.	327,640	4,535
PulteGroup, Inc. (a)	2,440,300	11,713
Toll Brothers, Inc. (a)(d)	4,402,250	75,675
		102,018
Media - 2.7%
Belo Corp. Series A	888,073	4,840
Comcast Corp. Class A	1,613,500	34,706
Kabel Deutschland Holding AG (a)	339,163	18,979
The Walt Disney Co.	832,932	28,370
Time Warner, Inc.	1,141,943	36,154
		123,049
Multiline Retail - 0.4%
Target Corp.	285,156	14,734
Tuesday Morning Corp. (a)	468,400	1,869
		16,603
Specialty Retail - 1.6%
Home Depot, Inc.	1,426,700	47,623
Lowe's Companies, Inc.	1,048,900	20,905
OfficeMax, Inc. (a)	639,100	4,007
		72,535
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	248,500	17,310
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	261,354	$ 17,422
Warnaco Group, Inc. (a)	152,059	8,112
		42,844
TOTAL CONSUMER DISCRETIONARY		460,602
CONSUMER STAPLES - 7.5%
Beverages - 1.5%
PepsiCo, Inc.	734,171	47,303
The Coca-Cola Co.	308,975	21,767
		69,070
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	176,242	6,329
Sysco Corp.	373,596	10,435
Walgreen Co.	457,027	16,092
		32,856
Food Products - 0.9%
Kraft Foods, Inc. Class A	816,641	28,599
Sara Lee Corp.	674,500	12,168
		40,767
Household Products - 2.2%
Kimberly-Clark Corp.	237,021	16,392
Procter & Gamble Co.	1,297,205	82,606
		98,998
Personal Products - 0.5%
Avon Products, Inc.	963,048	21,726
Tobacco - 1.7%
Imperial Tobacco Group PLC	326,280	10,818
Japan Tobacco, Inc.	3,435	14,846
Philip Morris International, Inc.	788,859	54,684
		80,348
TOTAL CONSUMER STAPLES		343,765
ENERGY - 13.7%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	562,499	34,374
Halliburton Co.	458,203	20,330
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	976,991	$ 32,983
Transocean Ltd. (United States)	112,318	6,292
		93,979
Oil, Gas & Consumable Fuels - 11.6%
Anadarko Petroleum Corp.	179,466	13,236
Apache Corp.	231,458	23,856
BP PLC sponsored ADR	1,068,142	42,074
Chesapeake Energy Corp.	449,683	14,565
Chevron Corp.	1,231,770	121,834
ConocoPhillips	494,165	33,638
Exxon Mobil Corp.	1,172,385	86,803
Kinder Morgan Holding Co. LLC (d)	843,300	21,799
Marathon Oil Corp.	721,268	19,417
Marathon Petroleum Corp.	344,684	12,774
Occidental Petroleum Corp.	269,257	23,355
Royal Dutch Shell PLC Class A sponsored ADR	1,775,700	119,061
		532,412
TOTAL ENERGY		626,391
FINANCIALS - 26.5%
Capital Markets - 3.5%
Bank of New York Mellon Corp.	852,810	17,628
Bank Sarasin & Co. Ltd. Series B (Reg.)	241,443	7,968
Credit Suisse Group sponsored ADR (d)	316,185	9,075
EFG International	365,005	3,519
Goldman Sachs Group, Inc.	309,997	36,028
Morgan Stanley	2,396,692	41,942
State Street Corp.	707,700	25,138
UBS AG (a)	313,040	4,525
UBS AG (NY Shares) (a)	1,048,735	15,186
		161,009
Commercial Banks - 8.9%
Associated Banc-Corp.	1,846,352	20,310
Barclays PLC	4,995,852	13,807
BB&T Corp.	1,128,603	25,157
Comerica, Inc.	838,200	21,450
Huntington Bancshares, Inc.	2,416,800	12,157
KeyCorp	3,140,174	20,851
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	3,603,500	16,216
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	1,737,500	$ 87,118
SunTrust Banks, Inc.	610,100	12,141
U.S. Bancorp	1,657,100	38,461
Wells Fargo & Co.	5,263,108	137,367
		405,035
Consumer Finance - 1.5%
Capital One Financial Corp.	428,933	19,752
Discover Financial Services	1,522,400	38,304
SLM Corp.	846,481	11,622
		69,678
Diversified Financial Services - 7.5%
Bank of America Corp.	6,419,373	52,446
Citigroup, Inc.	3,339,087	103,679
CME Group, Inc.	53,470	14,283
JPMorgan Chase & Co.	4,528,053	170,072
		340,480
Insurance - 2.7%
Berkshire Hathaway, Inc. Class B (a)	443,589	32,382
First American Financial Corp.	852,874	13,006
Hartford Financial Services Group, Inc.	483,800	9,260
MetLife, Inc.	367,117	12,335
MetLife, Inc. unit (a)	163,500	10,672
Unum Group	1,107,609	26,073
XL Group PLC Class A	998,077	20,770
		124,498
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	321,200	9,157
Camden Property Trust (SBI)	138,273	9,239
HCP, Inc.	258,775	9,647
Prologis, Inc.	347,113	9,452
Rayonier, Inc.	239,294	10,036
Ventas, Inc.	721,813	38,603
Weyerhaeuser Co.	645,408	11,637
		97,771
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	74,049	1,123
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Indiabulls Real Estate Ltd. (a)	2,200,549	$ 4,083
Unite Group PLC	1,941,674	5,621
		10,827
TOTAL FINANCIALS		1,209,298
HEALTH CARE - 10.7%
Biotechnology - 1.1%
Amgen, Inc.	770,100	42,667
Gilead Sciences, Inc. (a)	244,559	9,754
		52,421
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	48,400	2,709
CareFusion Corp. (a)	929,343	23,800
Covidien PLC	186,990	9,757
Zimmer Holdings, Inc. (a)	258,517	14,707
		50,973
Health Care Providers & Services - 0.8%
HCA Holdings, Inc.	398,800	7,988
UnitedHealth Group, Inc.	625,000	29,700
		37,688
Pharmaceuticals - 7.7%
Eli Lilly & Co.	498,552	18,701
GlaxoSmithKline PLC	1,095,123	23,321
Johnson & Johnson	1,266,166	83,314
Merck & Co., Inc.	2,131,728	70,603
Pfizer, Inc.	5,513,735	104,651
Roche Holding AG (participation certificate)	30,442	5,329
Sanofi-aventis	601,469	43,868
		349,787
TOTAL HEALTH CARE		490,869
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	773,200	36,967
Textron, Inc.	522,886	8,821
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	404,317	$ 27,033
United Technologies Corp.	438,030	32,524
		105,345
Building Products - 0.3%
Masco Corp.	1,691,900	15,007
Commercial Services & Supplies - 1.0%
Pitney Bowes, Inc. (d)	767,684	15,592
Republic Services, Inc.	1,033,311	31,371
		46,963
Electrical Equipment - 0.1%
Emerson Electric Co.	129,000	6,005
Industrial Conglomerates - 4.2%
General Electric Co.	5,688,097	92,773
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,810,200	38,322
Rheinmetall AG	298,942	19,895
Siemens AG sponsored ADR	327,200	33,767
Tyco International Ltd.	151,988	6,320
		191,077
Machinery - 2.1%
Briggs & Stratton Corp.	1,026,395	16,576
Cummins, Inc.	118,000	10,965
Illinois Tool Works, Inc.	64,500	3,002
Ingersoll-Rand Co. Ltd.	786,253	26,347
Parker Hannifin Corp.	123,465	9,066
Stanley Black & Decker, Inc.	517,486	32,074
		98,030
Road & Rail - 0.9%
CSX Corp.	808,200	17,732
Union Pacific Corp.	237,900	21,927
		39,659
Trading Companies & Distributors - 0.2%
Mitsubishi Corp.	300,600	7,233
TOTAL INDUSTRIALS		509,319
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 1.1%
Cisco Systems, Inc.	2,144,716	$ 33,629
Comverse Technology, Inc. (a)	2,142,080	14,780
		48,409
Computers & Peripherals - 0.6%
Hewlett-Packard Co.	1,098,248	28,587
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	237,538	7,411
TE Connectivity Ltd.	443,416	13,577
		20,988
Office Electronics - 1.0%
Canon, Inc. sponsored ADR	277,110	13,091
Xerox Corp.	3,702,699	30,732
		43,823
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	2,404,400	27,218
Intel Corp.	1,115,287	22,451
Micron Technology, Inc. (a)	1,437,000	8,493
Teradyne, Inc. (a)	303,600	3,674
		61,836
Software - 0.3%
Microsoft Corp.	604,626	16,083
TOTAL INFORMATION TECHNOLOGY		219,726
MATERIALS - 1.7%
Chemicals - 1.5%
BASF AG	148,416	10,591
Clariant AG (Reg.) (a)	1,276,148	14,337
Dow Chemical Co.	683,432	19,444
E.I. du Pont de Nemours & Co.	85,274	4,116
LyondellBasell Industries NV Class A	339,400	11,760
PPG Industries, Inc.	121,400	9,298
		69,546
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Commercial Metals Co.	407,409	$ 4,787
Freeport-McMoRan Copper & Gold, Inc.	82,243	3,877
		8,664
TOTAL MATERIALS		78,210
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	3,351,724	95,457
CenturyLink, Inc.	776,049	28,054
Koninklijke KPN NV	766,646	10,860
Verizon Communications, Inc.	1,388,548	50,224
		184,595
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	5,578,347	20,975
TOTAL TELECOMMUNICATION SERVICES		205,570
UTILITIES - 4.4%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	1,214,009	46,897
Edison International	741,689	27,583
FirstEnergy Corp.	657,830	29,109
PPL Corp.	1,372,209	39,629
		143,218
Multi-Utilities - 1.2%
CMS Energy Corp.	364,813	7,187
National Grid PLC	530,191	5,343
PG&E Corp.	378,578	16,033
Public Service Enterprise Group, Inc.	610,920	20,851
Veolia Environnement	401,015	6,660
		56,074
TOTAL UTILITIES		199,292
TOTAL COMMON STOCKS (Cost $4,413,448)		4,343,042
Preferred Stocks - 1.8%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
General Motors Co. 4.75%	849,200	$ 33,858
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	102,900	5,980
FINANCIALS - 0.5%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	7,600	8,360
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	81,000	7,663
Insurance - 0.1%
Hartford Financial Services Group, Inc. Series F 7.25%	285,900	6,207
TOTAL FINANCIALS		22,230
INDUSTRIALS - 0.0%
Machinery - 0.0%
Stanley Black & Decker, Inc. 4.75%	12,800	1,423
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp. 9.50%	112,300	6,456
TOTAL CONVERTIBLE PREFERRED STOCKS		69,947
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	76,000	12,660
TOTAL PREFERRED STOCKS (Cost $82,384)		82,607
Convertible Bonds - 0.9%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
MGM Mirage, Inc. 4.25% 4/15/15	$ 13,500	13,120
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. 7% 4/1/17	$ 14,555	$ 10,745
TOTAL CONSUMER DISCRETIONARY		23,865
FINANCIALS - 0.3%
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18 (e)	9,120	9,200
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	5,910	2,874
TOTAL FINANCIALS		12,074
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/27	3,686	3,142
TOTAL CONVERTIBLE BONDS (Cost $44,798)		39,081
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.02% 9/15/11 (f) (Cost $6,800)	6,800	6,800
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	61,791,695	61,792
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	50,534,147	50,534
TOTAL MONEY MARKET FUNDS (Cost $112,326)		112,326
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $4,659,756)		4,583,856
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(12,041)
NET ASSETS - 100%		$ 4,571,815
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
596 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 36,287	$ 728
79 NYFE Russell Mini Index Contracts	Sept. 2011	5,737	156
TOTAL EQUITY INDEX CONTRACTS		$ 42,024	$ 884

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,074,000 or 0.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,500,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 36
Fidelity Securities Lending Cash Central Fund	1,037
Total	$ 1,073
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 507,120	$ 498,341	$ 8,779	$ -
Consumer Staples	343,765	328,919	14,846	-
Energy	632,371	632,371	-	-
Financials	1,231,528	1,198,441	33,087	-
Health Care	490,869	423,680	67,189	-
Industrials	510,742	503,509	7,233	-
Information Technology	219,726	219,726	-	-
Materials	78,210	78,210	-	-
Telecommunication Services	205,570	205,570	-	-
Utilities	205,748	193,745	12,003	-
Corporate Bonds	39,081	-	39,081	-
U.S. Government and Government Agency Obligations	6,800	-	6,800	-
Money Market Funds	112,326	112,326	-	-
Total Investments in Securities:	$ 4,583,856	$ 4,394,838	$ 189,018	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 884	$ 884	$ -	$ -
Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $4,796,261,000. Net unrealized depreciation aggregated $212,405,000, of which $514,318,000 related to appreciated investment securities and $726,723,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund
Independence
Class K

August 31, 2011

1.805765.107

FRE-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.9%
Auto Components - 1.5%
Autoliv, Inc.	300,000	$ 16,746
BorgWarner, Inc. (a)	200,000	14,278
TRW Automotive Holdings Corp. (a)	600,000	25,014
		56,038
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	494,786	40,056
Diversified Consumer Services - 1.1%
Anhanguera Educacional Participacoes SA	465,700	7,723
Weight Watchers International, Inc.	593,700	35,931
		43,654
Hotels, Restaurants & Leisure - 2.5%
Arcos Dorados Holdings, Inc.	530,000	14,612
Chipotle Mexican Grill, Inc. (a)	100,000	31,337
Panera Bread Co. Class A (a)	445,300	51,276
		97,225
Household Durables - 0.6%
Gafisa SA sponsored ADR (d)	2,584,000	24,341
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	189,800	40,862
Priceline.com, Inc. (a)	86,100	46,258
		87,120
Media - 0.5%
Focus Media Holding Ltd. ADR (a)	600,000	18,816
Multiline Retail - 1.3%
Lojas Renner SA	100,000	3,760
Macy's, Inc.	1,752,300	45,472
		49,232
Specialty Retail - 2.3%
China ZhengTong Auto Services Holdings Ltd.	4,660,000	6,428
Tiffany & Co., Inc.	400,000	28,784
Vitamin Shoppe, Inc. (a)	200,000	8,860
Williams-Sonoma, Inc.	1,372,700	45,450
		89,522
Textiles, Apparel & Luxury Goods - 7.7%
Arezzo Industria e Comercio SA	596,000	8,236
Burberry Group PLC	1,000,000	22,359
Coach, Inc.	890,600	50,070
Deckers Outdoor Corp. (a)	841,100	74,824
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fossil, Inc. (a)	600,000	$ 57,966
LVMH Moet Hennessy - Louis Vuitton	50,000	8,473
PVH Corp.	625,800	41,716
The Swatch Group AG (Bearer)	40,000	18,263
Vera Bradley, Inc. (d)	333,889	11,720
		293,627
TOTAL CONSUMER DISCRETIONARY		799,631
CONSUMER STAPLES - 4.6%
Beverages - 0.7%
Hansen Natural Corp. (a)	300,000	25,596
Food & Staples Retailing - 0.1%
Droga Raia SA	313,000	5,505
Food Products - 2.5%
Green Mountain Coffee Roasters, Inc. (a)	906,900	94,989
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	271,600	26,524
Hengan International Group Co. Ltd.	2,781,000	23,753
		50,277
TOTAL CONSUMER STAPLES		176,367
ENERGY - 21.0%
Energy Equipment & Services - 8.7%
Baker Hughes, Inc.	1,039,100	63,499
Carbo Ceramics, Inc. (d)	296,900	47,549
Halliburton Co.	1,731,700	76,836
McDermott International, Inc. (a)	1,000,000	14,390
Saipem SpA	400,000	17,964
Schlumberger Ltd.	1,229,006	96,010
Worleyparsons Ltd.	600,000	17,453
		333,701
Oil, Gas & Consumable Fuels - 12.3%
Alpha Natural Resources, Inc. (a)	392,250	12,972
Cabot Oil & Gas Corp.	175,000	13,276
Chevron Corp.	840,100	83,094
Concho Resources, Inc. (a)	708,800	61,630
Continental Resources, Inc. (a)	816,400	45,629
CVR Energy, Inc. (a)	800,000	22,776
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HollyFrontier Corp.	500,000	$ 35,880
Kosmos Energy Ltd.	367,500	5,101
Marathon Petroleum Corp.	300,000	11,118
Oasis Petroleum, Inc. (a)(d)	800,000	21,280
Occidental Petroleum Corp.	350,000	30,359
Pioneer Natural Resources Co.	816,400	63,818
Western Refining, Inc. (a)(d)	600,000	10,464
Whiting Petroleum Corp. (a)	1,088,500	51,279
		468,676
TOTAL ENERGY		802,377
FINANCIALS - 1.0%
Capital Markets - 1.0%
Apollo Global Management LLC Class A (d)	2,401,800	31,151
Morgan Stanley	300,000	5,250
		36,401
HEALTH CARE - 10.0%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	475,000	27,524
United Therapeutics Corp. (a)	485,300	20,941
Vertex Pharmaceuticals, Inc. (a)	791,700	35,840
		84,305
Health Care Equipment & Supplies - 0.7%
Edwards Lifesciences Corp. (a)	175,000	13,204
Volcano Corp. (a)	400,000	11,980
		25,184
Health Care Providers & Services - 3.8%
Accretive Health, Inc. (a)	600,000	16,104
HMS Holdings Corp. (a)	814,500	21,364
Humana, Inc.	519,500	40,334
McKesson Corp.	200,000	15,986
UnitedHealth Group, Inc.	700,000	33,264
WellPoint, Inc.	325,000	20,573
		147,625
Health Care Technology - 0.6%
SXC Health Solutions Corp. (a)	400,000	21,801
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.7%
Elan Corp. PLC sponsored ADR (a)	1,800,000	$ 19,206
Shire PLC sponsored ADR	346,400	33,635
Valeant Pharmaceuticals International, Inc. (Canada)	1,144,360	51,305
		104,146
TOTAL HEALTH CARE		383,061
INDUSTRIALS - 13.7%
Aerospace & Defense - 0.5%
Goodrich Corp.	194,200	17,319
Airlines - 4.5%
Copa Holdings SA Class A	375,000	25,920
Delta Air Lines, Inc. (a)	7,818,375	58,872
United Continental Holdings, Inc. (a)	4,695,500	87,289
		172,081
Commercial Services & Supplies - 0.2%
Swisher Hygiene, Inc.	1,531,745	6,846
Construction & Engineering - 1.2%
Fluor Corp.	766,900	46,566
Electrical Equipment - 0.3%
Roper Industries, Inc.	150,000	11,543
Machinery - 5.4%
Caterpillar, Inc.	462,600	42,097
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	4,424,940	7,593
Cummins, Inc.	477,200	44,341
Dover Corp.	425,000	24,446
Kennametal, Inc.	800,000	29,488
Parker Hannifin Corp.	571,000	41,929
Sandvik AB	650,000	8,683
Weg SA	700,000	7,567
		206,144
Professional Services - 0.2%
Qualicorp SA	886,000	8,014
Road & Rail - 0.6%
CSX Corp.	1,088,100	23,873
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
Class A (a)(e)	500,600	$ 11,419
Class A (d)	398,200	9,083
Mills Estruturas e Servicos de Engenharia SA	801,000	10,068
		30,570
TOTAL INDUSTRIALS		522,956
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.8%
Alcatel-Lucent SA sponsored ADR (a)(d)	7,000,000	25,620
HTC Corp.	840,000	21,887
Polycom, Inc. (a)	1,000,000	23,800
QUALCOMM, Inc.	225,000	11,579
Riverbed Technology, Inc. (a)	1,000,000	24,780
		107,666
Computers & Peripherals - 4.4%
Apple, Inc. (a)	436,100	167,824
Fusion-io, Inc.	30,500	764
		168,588
Internet Software & Services - 3.6%
Active Network, Inc. (d)	179,800	2,909
Baidu.com, Inc. sponsored ADR (a)	200,000	29,156
Bankrate, Inc.	229,900	3,828
Cornerstone OnDemand, Inc. (d)	283,600	4,401
Facebook, Inc. Class B (a)(f)	171,740	4,294
Google, Inc. Class A (a)	94,000	50,850
Renren, Inc. ADR (d)	330,500	2,426
Tencent Holdings Ltd.	1,595,700	37,916
YouKu.com, Inc. ADR (a)(d)	91,400	2,291
		138,071
IT Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	791,700	50,233
Semiconductors & Semiconductor Equipment - 1.1%
ARM Holdings PLC sponsored ADR	600,000	16,548
Freescale Semiconductor Holdings I Ltd.	939,600	10,805
NXP Semiconductors NV	872,000	14,205
		41,558
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 5.4%
Ariba, Inc. (a)	500,000	$ 13,565
Citrix Systems, Inc. (a)	450,000	27,194
CommVault Systems, Inc. (a)	200,000	6,782
Informatica Corp. (a)	1,237,200	51,690
RealPage, Inc. (d)	275,941	5,745
Rovi Corp. (a)	500,000	24,445
salesforce.com, Inc. (a)	200,000	25,750
Taleo Corp. Class A (a)	500,000	12,905
VMware, Inc. Class A (a)	400,000	37,744
		205,820
TOTAL INFORMATION TECHNOLOGY		711,936
MATERIALS - 9.9%
Chemicals - 8.7%
Celanese Corp. Class A	450,000	21,155
CF Industries Holdings, Inc.	420,600	76,894
Dow Chemical Co.	1,674,600	47,642
LyondellBasell Industries NV Class A	1,682,300	58,292
Rockwood Holdings, Inc. (a)	603,300	30,768
The Mosaic Co.	500,000	35,565
Uralkali JSC GDR (Reg. S)	550,000	27,775
Westlake Chemical Corp.	800,000	36,760
		334,851
Metals & Mining - 1.2%
First Quantum Minerals Ltd.	1,125,000	27,677
Stillwater Mining Co. (a)(d)	502,500	7,733
Vallares PLC	638,500	10,238
		45,648
TOTAL MATERIALS		380,499
TOTAL COMMON STOCKS (Cost $3,327,568)		3,813,228
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd. (f) (Cost $8,500)	184,570	$ 8,500
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.11% (b)	14,244,724	14,245
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	77,790,450	77,790
TOTAL MONEY MARKET FUNDS (Cost $92,035)		92,035
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $3,428,103)		3,913,763
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(87,424)
NET ASSETS - 100%		$ 3,826,339
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,419,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,794,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 4,294
Michael Kors Holdings Ltd.	7/8/11	$ 8,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	961
Total	$ 972
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 808,131	$ 799,631	$ -	$ 8,500
Consumer Staples	176,367	176,367	-	-
Energy	802,377	802,377	-	-
Financials	36,401	36,401	-	-
Health Care	383,061	383,061	-	-
Industrials	522,956	522,956	-	-
Information Technology	711,936	707,642	-	4,294
Materials	380,499	380,499	-	-
Money Market Funds	92,035	92,035	-	-
Total Investments in Securities:	$ 3,913,763	$ 3,900,969	$ -	$ 12,794
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,262
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	12,794
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(10,262)
Ending Balance	$ 12,794
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $3,430,779,000. Net unrealized appreciation aggregated $482,984,000, of which $712,506,000 related to appreciated investment securities and $229,522,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

August 31, 2011

1.805819.107

CVS-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 68.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,988
Automobiles - 2.6%
Ford Motor Co. 4.25% 11/15/16	40,000	55,164
Diversified Consumer Services - 1.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	5,490	10,383
Regis Corp. 5% 7/15/14	2,230	2,619
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	10,835
		23,837
Hotels, Restaurants & Leisure - 3.8%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	79,985
Media - 1.2%
Virgin Media, Inc. 6.5% 11/15/16	8,000	12,569
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	12,950
		25,519
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	3,000
TOTAL CONSUMER DISCRETIONARY		189,493
CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,058
Food Products - 1.2%
Smithfield Foods, Inc. 4% 6/30/13	22,250	26,059
TOTAL CONSUMER STAPLES		41,117
ENERGY - 17.5%
Energy Equipment & Services - 1.7%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	9,544
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	6,238
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(g)	5,000	4,638
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	9,388
SESI LLC 1.5% 12/15/26 (d)(g)	7,000	6,974
		36,782
Oil, Gas & Consumable Fuels - 15.8%
Alpha Natural Resources, Inc. 2.375% 4/15/15	57,000	60,580
Chesapeake Energy Corp. 2.5% 5/15/37	60,250	63,226
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp. 4.75% 12/15/66	$ 122,250	$ 143,181
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	26,975
Western Refining, Inc. 5.75% 6/15/14	24,185	43,059
		337,021
TOTAL ENERGY		373,803
FINANCIALS - 1.4%
Diversified Financial Services - 0.9%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	20,000	20,050
Insurance - 0.5%
Fidelity National Financial, Inc. 4.25% 8/15/18 (g)	10,000	10,088
TOTAL FINANCIALS		30,138
HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 2.8%
Alere, Inc. 3% 5/15/16	31,000	27,590
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	21,461
SonoSite, Inc. 3.75% 7/15/14	7,000	7,316
Volcano Corp. 2.875% 9/1/15	1,890	2,312
		58,679
Health Care Providers & Services - 0.3%
Omnicare, Inc.:
3.25% 12/15/35	2,086	1,883
3.75% 12/15/25	3,610	4,517
		6,400
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	3,955
Pharmaceuticals - 1.4%
Akorn, Inc. 3.5% 6/1/16 (g)	5,000	5,813
Biovail Corp. 5.375% 8/1/14 (g)	5,000	15,937
Nektar Therapeutics 3.25% 9/28/12	9,000	8,876
		30,626
TOTAL HEALTH CARE		99,660
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.7%
GenCorp, Inc. 4.0625% 12/31/39	$ 7,830	$ 6,817
Textron, Inc. 4.5% 5/1/13	6,440	9,149
		15,966
Airlines - 3.2%
AMR Corp. 6.25% 10/15/14	17,990	13,349
Continental Airlines, Inc. 4.5% 1/15/15	9,280	11,345
UAL Corp.:
4.5% 6/30/21 (g)	10,500	9,284
4.5% 6/30/21	5,000	4,421
6% 10/15/29	3,600	8,270
US Airways Group, Inc.:
7% 9/30/20 (g)	4,810	4,768
7.25% 5/15/14	11,200	15,960
		67,397
Commercial Services & Supplies - 1.4%
Metalico, Inc. 7% 4/30/28	34,000	28,900
Construction & Engineering - 0.6%
MasTec, Inc. 4.25% 12/15/14	8,000	12,690
Electrical Equipment - 0.7%
General Cable Corp. 4.5% 11/15/29 (d)	14,800	15,669
Machinery - 2.5%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	5,163
2.375% 5/15/26	8,000	7,510
3.5% 4/1/18 (g)	2,860	2,402
Terex Corp. 4% 6/1/15	19,590	23,810
Trinity Industries, Inc. 3.875% 6/1/36	15,000	14,550
		53,435
Marine - 0.8%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	17,680
Road & Rail - 2.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	42,742
TOTAL INDUSTRIALS		254,479
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 1.1%
JDS Uniphase Corp. 1% 5/15/26 (g)	$ 14,000	$ 13,598
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	9,469
		23,067
Computers & Peripherals - 1.9%
EMC Corp.:
1.75% 12/1/13 (g)	17,000	25,171
1.75% 12/1/13	10,000	14,806
		39,977
Electronic Equipment & Components - 1.7%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	5,045
Itron, Inc. 2.5% 8/1/26	5,000	5,000
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,696
SYNNEX Corp. 4% 5/15/18	10,000	10,880
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (g)	7,000	6,684
2.25% 5/15/41 (g)	7,000	5,445
		36,750
Internet Software & Services - 1.6%
Equinix, Inc.:
3% 10/15/14	10,000	10,760
4.75% 6/15/16	10,000	13,365
VeriSign, Inc. 3.25% 8/15/37	10,000	10,869
		34,994
IT Services - 1.3%
Alliance Data Systems Corp. 4.75% 5/15/14	5,200	10,732
CACI International, Inc. 2.125% 5/1/14	6,000	6,915
DST Systems, Inc. 4.125% 8/15/23	8,267	9,610
		27,257
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc. 6% 5/1/15	11,916	11,976
Amkor Technology, Inc. 6% 4/15/14	13,890	22,420
Intel Corp. 3.25% 8/1/39	43,000	49,398
Micron Technology, Inc.:
1.5% 8/1/31 (g)	10,000	8,588
1.875% 8/1/31 (g)	20,000	16,725
4.25% 10/15/13	6,130	8,329
Novellus Systems, Inc. 2.625% 5/15/41 (g)	20,000	17,396
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	$ 3,750	$ 4,388
2.625% 12/15/26	35,330	37,273
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	10,294
Xilinx, Inc. 3.125% 3/15/37	10,000	11,013
		197,800
Software - 1.3%
Nuance Communications, Inc. 2.75% 8/15/27	23,085	27,385
TOTAL INFORMATION TECHNOLOGY		387,230
MATERIALS - 1.5%
Metals & Mining - 1.5%
Alcoa, Inc. 5.25% 3/15/14	5,000	10,431
ArcelorMittal SA 5% 5/15/14	2,170	2,486
Goldcorp, Inc. 2% 8/1/14	5,000	6,588
Horsehead Holding Corp. 3.8% 7/1/17 (g)	5,000	4,922
Newmont Mining Corp. 1.625% 7/15/17	5,000	7,436
		31,863
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	9,990	7,024
Level 3 Communications, Inc. 7% 3/15/15	10,000	13,163
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,163
		27,350
Wireless Telecommunication Services - 1.3%
Leap Wireless International, Inc. 4.5% 7/15/14	33,000	29,250
TOTAL TELECOMMUNICATION SERVICES		56,600
TOTAL CONVERTIBLE BONDS (Cost $1,421,988)		1,464,383
Common Stocks - 7.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.5%
Johnson Controls, Inc.	344,134	$ 10,971
Diversified Consumer Services - 0.3%
Service Corp. International	643,000	6,571
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(e)(f)	230,377	13
Media - 0.0%
HMH Holdings, Inc. (a)(h)	52,880	132
HMH Holdings, Inc. warrants 3/9/17 (a)(h)	164,823	8
		140
TOTAL CONSUMER DISCRETIONARY		17,695
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Bunge Ltd.	97,596	6,315
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
El Paso Corp.	3,318,164	63,510
FINANCIALS - 1.3%
Commercial Banks - 1.3%
Huntington Bancshares, Inc.	5,620,500	28,271
HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Valeant Pharmaceuticals International, Inc. (Canada)	395,333	17,724
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.5%
Viasystems Group, Inc. (a)	549,643	10,350
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	545,100	2,371
ON Semiconductor Corp. (a)	2,169,500	15,772
		18,143
TOTAL INFORMATION TECHNOLOGY		28,493
TOTAL COMMON STOCKS (Cost $138,370)		162,008
Convertible Preferred Stocks - 21.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. 5.875%	100,000	$ 4,438
Automobiles - 6.3%
General Motors Co. 4.75%	3,361,600	134,027
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25%	125,000	1,439
Leisure Equipment & Products - 0.2%
Callaway Golf Co. 7.50%	50,000	4,863
Media - 0.8%
Interpublic Group of Companies, Inc. 5.25%	10,000	9,482
LodgeNet Entertainment Corp. 10.00% (g)	11,118	8,443
		17,925
TOTAL CONSUMER DISCRETIONARY		162,692
CONSUMER STAPLES - 1.0%
Food Products - 1.0%
Bunge Ltd. 4.875%	237,000	22,678
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Apache Corp. 6.00%	94,200	5,474
ATP Oil & Gas Corp. Series B, 8.00% (a)	110,000	8,759
		14,233
FINANCIALS - 10.4%
Commercial Banks - 6.0%
Huntington Bancshares, Inc. 8.50%	2,100	2,310
Wells Fargo & Co. 7.50%	120,550	125,489
		127,799
Diversified Financial Services - 3.9%
Bank of America Corp. Series L, 7.25%	47,085	41,953
Citigroup, Inc. 7.50%	444,900	42,092
		84,045
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	5,629
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	98,800	4,847
TOTAL FINANCIALS		222,320
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Tenet Healthcare Corp. 7.00%	40,000	$ 36,224
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	38,300	2,090
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $516,552)		460,237
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.11% (b)	18,003,448	18,003
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	196,450	196
TOTAL MONEY MARKET FUNDS (Cost $18,199)		18,199
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $2,095,109)		2,104,827
NET OTHER ASSETS (LIABILITIES) - 1.5%		32,566
NET ASSETS - 100%		$ 2,137,393
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $277,699,000 or 12.8% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $140,000 or 0.0% of net assets

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 48
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 113
Fidelity Securities Lending Cash Central Fund	16
Total	$ 129
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 389	$ -	$ -	$ -	$ 13
Total	$ 389	$ -	$ -	$ -	$ 13
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 180,387	$ 151,582	$ 28,797	$ 8
Consumer Staples	28,993	6,315	22,678	-
Energy	77,743	68,984	8,759	-
Financials	250,591	240,115	10,476	-
Health Care	53,948	17,724	36,224	-
Information Technology	28,493	28,493	-	-
Utilities	2,090	-	2,090	-
Corporate Bonds	1,464,383	-	1,464,383	-
Money Market Funds	18,199	18,199	-	-
Total Investments in Securities:	$ 2,104,827	$ 531,412	$ 1,573,407	$ 8
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,876
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	524
Cost of Purchases	-
Proceeds of Sales	(2,392)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (74)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $2,088,120,000. Net unrealized appreciation aggregated $16,707,000, of which $220,493,000 related to appreciated investment securities and $203,786,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Convertible
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Convertible
Securities Fund

1.884073.102

ACVS-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 68.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,988
Automobiles - 2.6%
Ford Motor Co. 4.25% 11/15/16	40,000	55,164
Diversified Consumer Services - 1.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	5,490	10,383
Regis Corp. 5% 7/15/14	2,230	2,619
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	10,835
		23,837
Hotels, Restaurants & Leisure - 3.8%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	79,985
Media - 1.2%
Virgin Media, Inc. 6.5% 11/15/16	8,000	12,569
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	12,950
		25,519
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	3,000
TOTAL CONSUMER DISCRETIONARY		189,493
CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,058
Food Products - 1.2%
Smithfield Foods, Inc. 4% 6/30/13	22,250	26,059
TOTAL CONSUMER STAPLES		41,117
ENERGY - 17.5%
Energy Equipment & Services - 1.7%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	9,544
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	6,238
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(g)	5,000	4,638
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	9,388
SESI LLC 1.5% 12/15/26 (d)(g)	7,000	6,974
		36,782
Oil, Gas & Consumable Fuels - 15.8%
Alpha Natural Resources, Inc. 2.375% 4/15/15	57,000	60,580
Chesapeake Energy Corp. 2.5% 5/15/37	60,250	63,226
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp. 4.75% 12/15/66	$ 122,250	$ 143,181
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	26,975
Western Refining, Inc. 5.75% 6/15/14	24,185	43,059
		337,021
TOTAL ENERGY		373,803
FINANCIALS - 1.4%
Diversified Financial Services - 0.9%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	20,000	20,050
Insurance - 0.5%
Fidelity National Financial, Inc. 4.25% 8/15/18 (g)	10,000	10,088
TOTAL FINANCIALS		30,138
HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 2.8%
Alere, Inc. 3% 5/15/16	31,000	27,590
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	21,461
SonoSite, Inc. 3.75% 7/15/14	7,000	7,316
Volcano Corp. 2.875% 9/1/15	1,890	2,312
		58,679
Health Care Providers & Services - 0.3%
Omnicare, Inc.:
3.25% 12/15/35	2,086	1,883
3.75% 12/15/25	3,610	4,517
		6,400
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	3,955
Pharmaceuticals - 1.4%
Akorn, Inc. 3.5% 6/1/16 (g)	5,000	5,813
Biovail Corp. 5.375% 8/1/14 (g)	5,000	15,937
Nektar Therapeutics 3.25% 9/28/12	9,000	8,876
		30,626
TOTAL HEALTH CARE		99,660
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.7%
GenCorp, Inc. 4.0625% 12/31/39	$ 7,830	$ 6,817
Textron, Inc. 4.5% 5/1/13	6,440	9,149
		15,966
Airlines - 3.2%
AMR Corp. 6.25% 10/15/14	17,990	13,349
Continental Airlines, Inc. 4.5% 1/15/15	9,280	11,345
UAL Corp.:
4.5% 6/30/21 (g)	10,500	9,284
4.5% 6/30/21	5,000	4,421
6% 10/15/29	3,600	8,270
US Airways Group, Inc.:
7% 9/30/20 (g)	4,810	4,768
7.25% 5/15/14	11,200	15,960
		67,397
Commercial Services & Supplies - 1.4%
Metalico, Inc. 7% 4/30/28	34,000	28,900
Construction & Engineering - 0.6%
MasTec, Inc. 4.25% 12/15/14	8,000	12,690
Electrical Equipment - 0.7%
General Cable Corp. 4.5% 11/15/29 (d)	14,800	15,669
Machinery - 2.5%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	5,163
2.375% 5/15/26	8,000	7,510
3.5% 4/1/18 (g)	2,860	2,402
Terex Corp. 4% 6/1/15	19,590	23,810
Trinity Industries, Inc. 3.875% 6/1/36	15,000	14,550
		53,435
Marine - 0.8%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	17,680
Road & Rail - 2.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	42,742
TOTAL INDUSTRIALS		254,479
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 1.1%
JDS Uniphase Corp. 1% 5/15/26 (g)	$ 14,000	$ 13,598
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	9,469
		23,067
Computers & Peripherals - 1.9%
EMC Corp.:
1.75% 12/1/13 (g)	17,000	25,171
1.75% 12/1/13	10,000	14,806
		39,977
Electronic Equipment & Components - 1.7%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	5,045
Itron, Inc. 2.5% 8/1/26	5,000	5,000
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,696
SYNNEX Corp. 4% 5/15/18	10,000	10,880
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (g)	7,000	6,684
2.25% 5/15/41 (g)	7,000	5,445
		36,750
Internet Software & Services - 1.6%
Equinix, Inc.:
3% 10/15/14	10,000	10,760
4.75% 6/15/16	10,000	13,365
VeriSign, Inc. 3.25% 8/15/37	10,000	10,869
		34,994
IT Services - 1.3%
Alliance Data Systems Corp. 4.75% 5/15/14	5,200	10,732
CACI International, Inc. 2.125% 5/1/14	6,000	6,915
DST Systems, Inc. 4.125% 8/15/23	8,267	9,610
		27,257
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc. 6% 5/1/15	11,916	11,976
Amkor Technology, Inc. 6% 4/15/14	13,890	22,420
Intel Corp. 3.25% 8/1/39	43,000	49,398
Micron Technology, Inc.:
1.5% 8/1/31 (g)	10,000	8,588
1.875% 8/1/31 (g)	20,000	16,725
4.25% 10/15/13	6,130	8,329
Novellus Systems, Inc. 2.625% 5/15/41 (g)	20,000	17,396
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	$ 3,750	$ 4,388
2.625% 12/15/26	35,330	37,273
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	10,294
Xilinx, Inc. 3.125% 3/15/37	10,000	11,013
		197,800
Software - 1.3%
Nuance Communications, Inc. 2.75% 8/15/27	23,085	27,385
TOTAL INFORMATION TECHNOLOGY		387,230
MATERIALS - 1.5%
Metals & Mining - 1.5%
Alcoa, Inc. 5.25% 3/15/14	5,000	10,431
ArcelorMittal SA 5% 5/15/14	2,170	2,486
Goldcorp, Inc. 2% 8/1/14	5,000	6,588
Horsehead Holding Corp. 3.8% 7/1/17 (g)	5,000	4,922
Newmont Mining Corp. 1.625% 7/15/17	5,000	7,436
		31,863
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	9,990	7,024
Level 3 Communications, Inc. 7% 3/15/15	10,000	13,163
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,163
		27,350
Wireless Telecommunication Services - 1.3%
Leap Wireless International, Inc. 4.5% 7/15/14	33,000	29,250
TOTAL TELECOMMUNICATION SERVICES		56,600
TOTAL CONVERTIBLE BONDS (Cost $1,421,988)		1,464,383
Common Stocks - 7.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.5%
Johnson Controls, Inc.	344,134	$ 10,971
Diversified Consumer Services - 0.3%
Service Corp. International	643,000	6,571
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(e)(f)	230,377	13
Media - 0.0%
HMH Holdings, Inc. (a)(h)	52,880	132
HMH Holdings, Inc. warrants 3/9/17 (a)(h)	164,823	8
		140
TOTAL CONSUMER DISCRETIONARY		17,695
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Bunge Ltd.	97,596	6,315
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
El Paso Corp.	3,318,164	63,510
FINANCIALS - 1.3%
Commercial Banks - 1.3%
Huntington Bancshares, Inc.	5,620,500	28,271
HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Valeant Pharmaceuticals International, Inc. (Canada)	395,333	17,724
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.5%
Viasystems Group, Inc. (a)	549,643	10,350
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	545,100	2,371
ON Semiconductor Corp. (a)	2,169,500	15,772
		18,143
TOTAL INFORMATION TECHNOLOGY		28,493
TOTAL COMMON STOCKS (Cost $138,370)		162,008
Convertible Preferred Stocks - 21.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. 5.875%	100,000	$ 4,438
Automobiles - 6.3%
General Motors Co. 4.75%	3,361,600	134,027
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25%	125,000	1,439
Leisure Equipment & Products - 0.2%
Callaway Golf Co. 7.50%	50,000	4,863
Media - 0.8%
Interpublic Group of Companies, Inc. 5.25%	10,000	9,482
LodgeNet Entertainment Corp. 10.00% (g)	11,118	8,443
		17,925
TOTAL CONSUMER DISCRETIONARY		162,692
CONSUMER STAPLES - 1.0%
Food Products - 1.0%
Bunge Ltd. 4.875%	237,000	22,678
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Apache Corp. 6.00%	94,200	5,474
ATP Oil & Gas Corp. Series B, 8.00% (a)	110,000	8,759
		14,233
FINANCIALS - 10.4%
Commercial Banks - 6.0%
Huntington Bancshares, Inc. 8.50%	2,100	2,310
Wells Fargo & Co. 7.50%	120,550	125,489
		127,799
Diversified Financial Services - 3.9%
Bank of America Corp. Series L, 7.25%	47,085	41,953
Citigroup, Inc. 7.50%	444,900	42,092
		84,045
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	5,629
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	98,800	4,847
TOTAL FINANCIALS		222,320
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Tenet Healthcare Corp. 7.00%	40,000	$ 36,224
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	38,300	2,090
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $516,552)		460,237
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.11% (b)	18,003,448	18,003
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	196,450	196
TOTAL MONEY MARKET FUNDS (Cost $18,199)		18,199
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $2,095,109)		2,104,827
NET OTHER ASSETS (LIABILITIES) - 1.5%		32,566
NET ASSETS - 100%		$ 2,137,393
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $277,699,000 or 12.8% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $140,000 or 0.0% of net assets

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 48
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 113
Fidelity Securities Lending Cash Central Fund	16
Total	$ 129
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 389	$ -	$ -	$ -	$ 13
Total	$ 389	$ -	$ -	$ -	$ 13
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 180,387	$ 151,582	$ 28,797	$ 8
Consumer Staples	28,993	6,315	22,678	-
Energy	77,743	68,984	8,759	-
Financials	250,591	240,115	10,476	-
Health Care	53,948	17,724	36,224	-
Information Technology	28,493	28,493	-	-
Utilities	2,090	-	2,090	-
Corporate Bonds	1,464,383	-	1,464,383	-
Money Market Funds	18,199	18,199	-	-
Total Investments in Securities:	$ 2,104,827	$ 531,412	$ 1,573,407	$ 8
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,876
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	524
Cost of Purchases	-
Proceeds of Sales	(2,392)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (74)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $2,088,120,000. Net unrealized appreciation aggregated $16,707,000, of which $220,493,000 related to appreciated investment securities and $203,786,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2011